Financial assets, liabilities and financial result (excluding Orange Bank) - Actual results of hedges in ranges (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Hedge effectiveness, minimum	0.80
Hedge effectiveness, maximum	1.25